UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/2011

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
August 31, 2011 (Unaudited)

Common Stocks--97.1%	Shares	Value ($)
Consumer Discretionary--15.1%
Advance Auto Parts	18,400	1,117,248
American Eagle Outfitters	12,820	141,917
Amerigon	35,300a	471,961
Asbury Automotive Group	40,500a	761,805
Ascena Retail Group	50,960a	1,448,283
Avery Dennison	35,400	1,030,494
Barrett Business Services	45,975	657,902
Bebe Stores	19,780	135,691
Brown Shoe	13,930	114,644
Cabela's	37,530a	880,078
Carter's	34,080a	1,054,094
Chico's FAS	58,520	814,598
Christopher & Banks	24,650	117,334
Coinstar	22,100a	1,007,539
Collective Brands	16,400a	221,236
Convergys	43,700a	465,405
Cracker Barrel Old Country Store	31,887	1,350,733
CSS Industries	44,100	782,775
Destination Maternity	49,430	694,491
Digital River	33,100a	665,972
Drew Industries	41,950	835,224
FTI Consulting	43,413a	1,579,365
G-III Apparel Group	30,800a	870,408
Genesco	9,707a	514,665
H&E Equipment Services	9,500a	97,185
Helen of Troy	36,400a	1,092,728
Interval Leisure Group	29,330a	369,558
JAKKS Pacific	7,710	131,070
JOS. A. Bank Clothiers	16,383a	839,629
Kenneth Cole Productions, Cl. A	1,310a	15,209

Kirkland's	36,350a	336,601
Korn/Ferry International	41,513a	675,001
Krispy Kreme Doughnuts	17,020a	154,712
Lifetime Brands	61,645	653,437
M/I Homes	99,950a	823,588
Meredith	41,240	1,063,992
Nu Skin Enterprises, Cl. A	18,904	799,450
OfficeMax	169,600a	1,063,392
Pantry	41,050a	513,125
PEP Boys-Manny Moe & Jack	277,575	2,742,441
Pier 1 Imports	68,500a	731,580
Quiksilver	133,800a	559,284
RadioShack	66,900	870,369
Rent-A-Center	132,984	3,747,490
Ruby Tuesday	16,090a	134,030
Ruth's Hospitality Group	59,336a	313,887
Sally Beauty Holdings	81,600a	1,379,040
Select Comfort	22,600a	358,888
Shuffle Master	100,500a	890,430
Shutterfly	12,900a	692,214
Talbots	70,200a	206,388
Titan International	4,800	103,200
Universal Technical Institute	69,330	1,009,445
Valassis Communications	34,800a	879,396
Wendy's	147,800	719,786
		41,700,407
Consumer Staples--1.8%
Andersons	30,000	1,206,300
Constellation Brands, Cl. A	60,000a	1,186,200
Flowers Foods	63,570	1,211,008
Nash Finch	36,057	1,146,613
Overhill Farms	41,025a	184,202
		4,934,323
Energy--7.5%
Atmos Energy	32,708	1,097,026
Basic Energy Services	26,900a	588,034
Berry Petroleum, Cl. A	22,357	1,096,164

Brigham Exploration	29,140a	847,974
Cal Dive International	30,720a	89,395
Callon Petroleum	101,067a	581,135
Covanta Holding	54,500	894,890
Dresser-Rand Group	21,300a	904,185
Energy XXI	23,000a	616,630
EnerSys	62,000a	1,393,140
GenOn Energy	274,440a	834,298
Georesources	36,320a	846,256
Global Industries	122,900a	541,989
Gulfport Energy	39,140a	1,131,146
ION Geophysical	95,900a	678,013
McDermott International	7,380a	106,198
Newpark Resources	148,800a	1,232,064
Northern Oil and Gas	59,690a	1,218,870
Parker Drilling	75,800a	431,302
PetroQuest Energy	17,710a	134,596
Power-One	237,560a	1,795,954
Stone Energy	5,160a	136,276
Tetra Technologies	100,000a	1,025,000
TransGlobe Energy	50,700a	492,804
USEC	125,600a	273,808
Venoco	58,900a	682,062
W & T Offshore	4,550	96,096
Warren Resources	55,389a	187,215
Whiting Petroleum	16,900a	796,159
		20,748,679
Exchange Traded Funds--.2%
iShares Russell 2000 Index Fund	6,489	471,426
Financial--25.3%
Alterra Capital Holdings	36,200	738,480
Altisource Portfolio Solutions	37,233a	1,297,570
American Equity Investment Life
Holding	144,526	1,459,713
Ares Capital	84,308	1,282,325
Aspen Insurance Holdings	6,140	147,421
Asta Funding	60,630	506,867

Astoria Financial	56,000	571,760
Avatar Holdings	7,910a	80,840
Baldwin & Lyons, Cl. B	8,875	202,084
BancorpSouth	31,689	357,769
Bank of Hawaii	33,323	1,385,237
Brandywine Realty Trust	50,300b	499,982
Brookline Bancorp	19,220	161,832
Bryn Mawr Bank	53,520	1,017,415
Capstead Mortgage	52,400b	697,444
Cash America International	12,800	715,264
CBIZ	139,542a	950,281
Center Financial	59,300a	327,336
Centerstate Banks	24,635	146,825
City Holding	18,300	555,771
Columbia Banking System	111,555	1,823,924
Comerica	25,627	655,795
Community Bank System	84,840	2,123,545
CoreLogic	101,500a	1,159,130
Cullen/Frost Bankers	22,862	1,165,733
CVB Financial	125,100	1,090,872
Delphi Financial Group, Cl. A	77,756	1,880,140
Deluxe	72,844	1,612,038
Donegal Group, Cl. A	37,856	460,708
F.N.B.	96,013	861,237
FBL Financial Group, Cl. A	26,302	767,229
Fidelity National Financial, Cl. A	9,500	161,405
Fifth Street Finance	11,860	117,533
First Bancorp	20,700	201,825
First Cash Financial Services	16,900a	789,399
First Financial Bankshares	34,620	1,025,098
First Financial Holdings	14,750	92,925
First Merchants	18,495	140,377
First Midwest Bancorp	13,650	119,847
First Niagara Financial Group	52,100	560,596
First Potomac Realty Trust	47,505b	615,190
Flushing Financial	11,950	137,186
Glimcher Realty Trust	120,951b	1,029,293

Hancock Holding	38,350	1,197,670
Harleysville Group	26,042	746,624
HCC Insurance Holdings	59,702	1,745,686
Heritage Financial Group	12,011	133,682
Horace Mann Educators	31,500	419,580
Huntington Bancshares	116,000	583,480
IBERIABANK	21,300	1,025,382
Investment Technology Group	44,185a	502,825
Investors Bancorp	8,210a	118,101
Knight Capital Group, Cl. A	57,896a	747,437
LaSalle Hotel Properties	47,300b	889,240
Lender Processing Services	121,080	2,135,851
Medical Properties Trust	104,433b	1,116,389
MGIC Investment	83,900a	218,140
Nara Bancorp	54,241a	385,111
National Western Life Insurance	6,100	921,039
Net 1 UEPS Technologies	43,300a	281,883
Ocwen Financial	285,040a	3,933,552
Omega Healthcare Investors	146,823b	2,664,837
Park National	14,625	804,375
Parkway Properties	67,177b	912,264
Piper Jaffray	6,480a	154,418
Platinum Underwriters Holdings	28,550	899,325
Primerica	77,390	1,612,034
PS Business Parks	13,000b	710,710
RLI	16,800	1,062,096
Rockville Financial	14,190	136,366
Sterling Bancorp	39,000	334,620
Suffolk Bancorp	17,010	139,482
SVB Financial Group	30,395a	1,400,602
TCF Financial	55,100	575,244
Texas Capital Bancshares	41,650a	1,069,155
Tower Group	103,669	2,489,093
Trustmark	50,481	1,085,342
Umpqua Holdings	73,400	717,118
Union First Market Bankshares	13,618	149,662
Universal American	53,150	584,118

Waddell & Reed Financial, Cl. A	29,873	932,635
Washington Federal	8,670	130,310
Wintrust Financial	39,500	1,247,410
World Acceptance	23,297a	1,517,800
		70,123,929
Health Care--6.0%
Accuray	17,710a	87,487
Affymetrix	98,400a	551,040
Amedisys	24,200a	410,674
AmSurg	76,895a	1,740,134
Atrion Corp	1,280	275,072
Cambrex	152,782a	759,327
Charles River Laboratories
International	25,300a	837,936
Chemed	10,300	597,915
CryoLife	22,942a	117,234
Cynosure, Cl. A	5,470a	56,013
Furiex Pharmaceuticals	8,330a	127,782
Halozyme Therapeutics	11,730a	79,764
Health Management Associates, Cl.
A	119,700a	983,934
HealthSpring	23,000a	897,920
Hill-Rom Holdings	33,835	1,025,200
IRIS International	15,730a	134,492
Kindred Healthcare	89,346a	1,156,137
Magellan Health Services	32,900a	1,640,723
Medical Action Industries	25,592a	158,926
Medicines	8,300a	121,014
Medicis Pharmaceutical, Cl. A	21,400	832,460
Merit Medical Systems	14,580a	212,139
Myriad Genetics	7,330a	145,354
Nektar Therapeutics	18,620a	106,600
Pacific Biosciences of California	6,830	48,356
Questcor Pharmaceuticals	16,800a	504,840
Rigel Pharmaceuticals	8,670a	68,320
SXC Health Solutions	14,500a	793,005
Symmetry Medical	183,371a	1,527,480

Syneron Medical	14,510a	151,339
West Pharmaceutical Services	12,530	502,704
		16,651,321
Industrial--16.0%
AAON	39,432	690,454
Aerovironment	26,200a	750,892
American Reprographics	199,774a	781,117
CAI International	46,460a	702,940
Ceradyne	41,580a	1,303,949
Chart Industries	2,950a	139,506
Crown Holdings	29,300a	1,039,271
CTS	186,666	1,791,994
Danaos	125,600a	488,584
Ducommun	22,207	412,162
ESCO Technologies	24,100	743,967
Flow International	57,970a	147,824
Foster Wheeler	4,190a	102,865
Franklin Electric	15,442	662,616
Global Power Equipment Group	49,420a	1,203,871
Granite Construction	33,817	701,026
Heartland Payment Systems	46,200	993,762
Hexcel	72,775a	1,671,642
Hubbell, Cl. B	14,000	827,820
Insituform Technologies, Cl. A	26,429a	436,871
iRobot	27,750a	772,005
John Bean Technologies	70,880	1,119,904
KBR	34,200	1,027,710
Kelly Services, Cl. A	34,800	528,960
Knoll	63,745	1,008,446
LeCroy	32,600a	295,030
LSI Industries	16,727	123,278
Lydall	89,290a	974,154
Manitowoc	45,000	499,950
McGrath Rentcorp	41,960	1,000,326
Medifast	23,600a	387,276
Miller Industries	24,950	484,779
Myers Industries	45,350	493,408

NACCO Industries, Cl. A	12,850	985,724
Navistar International	23,000a	952,200
NorthWestern	32,800	1,112,248
Orion Marine Group	12,560a	80,761
Pall	22,190	1,134,575
Park Electrochemical	44,465	1,100,509
Pike Electric	10,090a	85,160
Polypore International	7,650a	471,776
Pulse Electronics	45,023	151,277
Ryder System	21,900	1,031,052
Sauer-Danfoss	25,690a	1,110,579
School Specialty	77,660a	738,547
Seaspan	25,700	355,431
SkyWest	40,439	515,597
Sonoco Products	35,293	1,114,906
Spirit Aerosystems Holdings, Cl. A	17,600a	295,328
Standex International	55,410	1,612,431
Teledyne Technologies	19,100a	1,042,669
Textron	53,400	900,858
Thomas & Betts	25,011a	1,092,480
Thor Industries	60,018	1,334,200
Tutor Perini	91,678	1,287,159
Twin Disc	18,250	708,647
United Rentals	3,820a	63,718
Xerium Technologies	44,105a	624,527
		44,210,718
Information Technology--10.7%
Acacia Research	24,650a	1,077,205
Accelrys	86,200a	560,300
Acxiom	71,260a	781,722
American Software, Cl. A	105,227	850,234
AXT	80,900a	628,593
Benchmark Electronics	60,114a	814,545
Brocade Communications Systems	258,730a	1,001,285
CACI International, Cl. A	19,702a	1,084,792
Cadence Design Systems	76,500a	706,860
Cardtronics	44,900a	1,111,724

DDI	120,340	912,177
DST Systems	21,390	1,003,619
Electronics for Imaging	69,295a	984,682
Emulex	13,470a	92,808
FalconStor Software	58,588a	191,583
FormFactor	53,790a	424,403
GT Advanced Technologies	136,140a	1,662,269
IEC Electronics	34,739a	189,675
Ikanos Communications	93,900a	99,534
Integrated Silicon Solution	56,779a	467,291
Internap Network Services	23,890a	123,750
International Rectifier	20,781a	473,599
Intersil, Cl. A	68,400	768,132
Itron	15,140a	602,875
LTX-Credence	19,210a	109,305
Magma Design Automation	27,990a	142,469
MEMC Electronic Materials	96,400a	672,872
Mercury Computer Systems	32,700a	454,857
NetScout Systems	23,700a	327,060
Online Resources	39,980a	111,944
Openwave Systems	72,430a	138,341
Ormat Technologies	32,500	551,200
Plexus	16,632a	442,079
Radisys	16,540a	124,712
Schawk	31,460	382,868
Scientific Games, Cl. A	83,800a	739,116
SeaChange International	72,400a	569,064
Silicon Image	166,400a	886,912
Spansion, Cl. A	20,800a	312,208
Standard Microsystems	71,305a	1,498,831
SYNNEX	37,280a	981,955
TeleCommunication Systems, Cl. A	82,600a	313,054
Teradyne	6,960a	84,216
Ultratech	33,500a	684,070
Verint Systems	39,500a	1,128,910
Vishay Intertechnology	204,200a	2,327,880
		29,597,580

Materials--5.0%
A. Schulman	17,725	323,304
Chemtura	57,400a	759,976
Cytec Industries	10,800	490,320
Ferro	14,110a	118,101
Gibraltar Industries	15,650a	138,972
Glatfelter	109,179	1,567,810
Horsehead Holding	71,280a	730,620
Innophos Holdings	24,350	1,013,204
KapStone Paper and Packaging	51,430a	772,993
Landec	12,170a	72,411
Lawson Products	4,600	78,476
Mercer International	53,030a	505,376
Metalico	22,920a	101,536
Olympic Steel	5,400	111,888
Omnova Solutions	171,220a	755,080
PolyOne	85,610	1,081,254
RPM International	55,462	1,155,828
RTI International Metals	46,830a	1,247,551
Schweitzer-Mauduit International	13,204	791,976
Sensient Technologies	21,211	771,020
Solutia	69,740a	1,212,081
Stillwater Mining	8,490a	130,661
		13,930,438
Producer Durables--3.8%
Actuant, Cl. A	52,350	1,051,188
Atlas Air Worldwide Holdings	14,500a	711,660
Bristow Group	52,634	2,314,843
Ennis	35,953	570,574
Greif, Cl. A	15,957	891,358
Hawaiian Holdings	101,800a	425,524
Old Dominion Freight Line	33,750a	1,084,050
Orbital Sciences	57,584a	900,614
RSC Holdings	92,100a	733,116
Sealed Air	53,600	987,312
Tennant	22,400	984,704
		10,654,943

Telecommunications--3.5%
Arris Group	83,800a	915,096
Aviat Networks	43,760a	113,776
Black Box	50,661	1,252,340
Ciena	46,600a	570,384
Comverse Technology	47,300a	326,370
DigitalGlobe	30,700a	695,662
Extreme Networks	57,810a	160,134
Infinera	96,600a	725,949
Oplink Communications	65,342a	1,080,103
Plantronics	27,369	877,176
Powerwave Technologies	314,800a	554,048
Premiere Global Services	75,471a	630,938
RF Micro Devices	119,700a	743,337
Sierra Wireless	52,800a	385,440
Tekelec	97,000a	698,400
		9,729,153
Utilities--2.2%
Cleco	34,100	1,211,573
Hawaiian Electric Industries	65,163	1,565,215
Portland General Electric	45,014	1,085,738
Southwest Gas	27,000	999,540
UniSource Energy	34,200	1,294,812
		6,156,878
Total Investments (cost $270,798,470)	97.1%	268,909,795
Cash and Receivables (Net)	2.9%	8,065,259
Net Assets	100.0%	276,975,054

a	Non-income producing security.
b	Investment in real estate investment trust.

At August 31, 2011, the aggregate cost of investment securities for income tax purposes was $270,798,470. Net unrealized depreciation on investments was $1,888,675 of which $ 28,463,241 related to appreciated investment securities and $ 30,351,916 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.3

Industrial	16.0
Consumer Discretionary	15.1
Information Technology	10.7
Energy	7.5
Health Care	6.0
Materials	5.0
Producer Durables	3.8
Telecommunications	3.5
Utilities	2.2
Consumer Staples	1.8
Exchange Traded Funds	.2
Money Market Investments	.0
97.1

† Based on net assets.

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	265,777,512	-	-	265,777,512
Equity Securities - Foreign+	2,660,857	-	-	2,660,857
Mutual Funds/Exchange Traded Funds	471,426	-	-	471,426

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1---unadjusted quoted prices in active markets for identical investments.

Level 2---other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3---significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 in the hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs/American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors/Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
August 31, 2011 (Unaudited)

Common Stocks--96.6%	Shares	Value ($)
Consumer Discretionary--17.0%
Coach	99,800	5,610,756
Family Dollar Stores	134,800	7,196,972
McDonald's	74,400	6,730,224
NIKE, Cl. B	69,900	6,056,835
Panera Bread, Cl. A	33,500a	3,857,525
Starbucks	164,500	6,352,990
TJX	133,500	7,291,770
Tractor Supply	65,600	4,025,872
Urban Outfitters	201,600a	5,276,880
		52,399,824
Consumer Staples--9.7%
Coca-Cola	85,600	6,030,520
Colgate-Palmolive	69,900	6,288,903
PepsiCo	89,700	5,779,371
Wal-Mart Stores	115,100	6,124,471
Walgreen	162,300	5,714,583
		29,937,848
Energy--10.9%
Apache	54,900	5,658,543
CARBO Ceramics	49,200	7,879,380
EOG Resources	69,560	6,440,560
Occidental Petroleum	76,300	6,618,262
Schlumberger	92,050	7,190,946
		33,787,691
Health Care--16.8%
Abbott Laboratories	119,500	6,274,945
C.R. Bard	32,450	3,091,187
Celgene	108,900a	6,476,283
Gilead Sciences	159,000a	6,341,715
Johnson & Johnson	98,200	6,461,560

Meridian Bioscience	250,700	4,637,950
Resmed	198,300a	6,141,351
Stryker	127,600	6,231,984
Varian Medical Systems	106,500a	6,066,240
		51,723,215
Industrial--15.2%
Boeing	82,600	5,522,636
C.H. Robinson Worldwide	78,000	5,499,000
Donaldson	113,100	6,670,638
Emerson Electric	120,200	5,595,310
Fastenal	163,600	5,477,328
MSC Industrial Direct, Cl. A	101,500	6,259,505
Precision Castparts	40,560	6,645,756
Rockwell Collins	106,500	5,373,990
		47,044,163
Information Technology--22.9%
Adobe Systems	246,400a	6,219,136
Amphenol, Cl. A	123,300	5,792,634
Automatic Data Processing	117,800	5,893,534
Cisco Systems	222,400	3,487,232
FLIR Systems	187,500	4,850,625
Google, Cl. A	12,660a	6,848,554
Intel	280,100	5,638,413
MasterCard, Cl. A	22,070	7,276,700
Microsoft	211,800	5,633,880
Oracle	248,200	6,966,974
Paychex	229,400	6,189,212
QUALCOMM	113,800	5,856,148
		70,653,042
Materials--4.1%
Monsanto	96,100	6,624,173
Praxair	61,900	6,096,531
		12,720,704
Total Common Stocks
(cost $284,689,036)		298,266,487

Other Investment--2.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,657,000)	8,657,000[b]	8,657,000
Total Investments (cost $293,346,036)	99.4%	306,923,487
Cash and Receivables (Net)	.6%	1,838,929
Net Assets	100.0%	308,762,416

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2011, the aggregate cost of investment securities for income tax purposes was $293,346,036. Net unrealized appreciation on investments was $13,577,451 of which $24,290,965 related to appreciated investment securities and $10,713,514 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	22.9
Consumer Discretionary	17.0
Health Care	16.8
Industrial	15.2
Energy	10.9
Consumer Staples	9.7
Materials	4.1
Money Market Investment	2.8
99.4

† Based on net assets.

100-899-99

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	298,266,487	-	-	298,266,487
Mutual Funds	8,657,000	-	-	8,657,000

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1---unadjusted quoted prices in active markets for identical investments.

Level 2---other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3---significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 in the hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs/American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors/Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
August 31, 2011 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Australia--3.7%
CSL	305,300	9,176,949
Woodside Petroleum	259,000	9,739,840
		18,916,789
Brazil--1.9%
Petroleo Brasileiro, ADR	350,000	9,327,500
Canada--1.5%
Suncor Energy	235,700	7,552,605
China--1.1%
China Shenhua Energy, Cl. H	1,182,000	5,480,481
Denmark--1.7%
Novo Nordisk, Cl. B	79,000	8,431,643
France--3.6%
Cie Generale d'Optique Essilor International	115,000	8,818,197
L'Oreal	85,000	9,254,101
		18,072,298
Hong Kong--6.5%
China Mobile	1,082,000	10,978,634
CLP Holdings	940,500	8,715,436
CNOOC	3,993,000	8,154,370
Hong Kong & China Gas	2,107,880	4,959,813
		32,808,253
Japan--15.5%
Canon	211,100	9,911,251
Chugai Pharmaceutical	371,100	6,465,292
Daikin Industries	183,200	5,742,197
Denso	246,500	7,813,184
FANUC	64,400	10,614,183
Honda Motor	234,800	7,586,459
Keyence	20,870	5,568,422
Mitsubishi Estate	616,000	10,088,337
Nintendo	34,000	5,950,111
Shin-Etsu Chemical	169,200	8,507,509

		78,246,945
Singapore--1.2%
DBS Group Holdings	541,742	5,960,377
Spain--2.3%
Inditex	136,000	11,585,026
Sweden--1.8%
Hennes & Mauritz, Cl. B	297,100	9,257,583
Switzerland--5.1%
Nestle	172,000	10,652,752
Novartis	100,600	5,866,097
SGS	5,000	9,306,943
		25,825,792
United Kingdom--10.4%
BG Group	455,800	9,855,455
HSBC Holdings	1,056,000	9,198,409
Reckitt Benckiser Group	181,000	9,622,502
Standard Chartered	379,500	8,624,580
Tesco	1,515,000	9,310,894
WM Morrison Supermarkets	1,200,500	5,631,942
		52,243,782
United States--42.6%
Abbott Laboratories	211,000	11,079,610
Adobe Systems	372,300a	9,396,852
Amphenol, Cl. A	165,400	7,770,492
Automatic Data Processing	194,600	9,735,838
C.R. Bard	79,700	7,592,222
Cisco Systems	446,300	6,997,984
Colgate-Palmolive	122,900	11,057,313
EOG Resources	93,000	8,610,870
Fastenal	210,000	7,030,800
FLIR Systems	151,500	3,919,305
Gilead Sciences	248,500a	9,911,422
Google, Cl. A	19,000a	10,278,240
Intel	445,300	8,963,889
Johnson & Johnson	145,600	9,580,480
MasterCard, Cl. A	35,500	11,704,705
Microsoft	376,700	10,020,220
NIKE, Cl. B	129,500	11,221,175

Oracle	340,100	9,546,607
Precision Castparts	67,400	11,043,490
Schlumberger	122,800	9,593,136
TJX	199,500	10,896,690
Wal-Mart Stores	185,200	9,854,492
Walgreen	240,600	8,471,526
		214,277,358
Total Common Stocks
(cost $445,749,333)		497,986,432

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,900,000)	2,900,000[b]	2,900,000

Total Investments (cost $448,649,333)	99.5%	500,886,432
Cash and Receivables (Net)	.5%	2,311,323
Net Assets	100.0%	503,197,755

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2011, the aggregate cost of investment securities for income tax purposes was $448,649,333. Net unrealized appreciation on investments was $52,237,099 of which $68,895,973 related to appreciated investment securities and $16,658,874 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	21.8
Health Care	15.3
Consumer Staples	14.7
Energy	13.5
Consumer Discretionary	11.6
Industrials	8.7
Financial	6.7
Utilities	2.7

Telecommunication Services	2.2
Materials	1.7
Money Market Investment	.6
99.5

† Based on net assets.

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	214,277,358	-	-	214,277,358
Equity Securities - Foreign+	283,709,074	-	-	283,709,074
Mutual Funds	2,900,000	-	-	2,900,000

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1---unadjusted quoted prices in active markets for identical investments.

Level 2---other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3---significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 in the hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs/American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors/Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
August 31, 2011 (Unaudited)

Common Stocks--95.7%	Shares	Value ($)
Australia--5.5%
Cochlear	280,800	22,728,141
CSL	775,700	23,316,605
Woodside Petroleum	657,500	24,725,655
		70,770,401
Belgium--2.3%
Colruyt	556,000	29,100,267
Brazil--1.9%
Petroleo Brasileiro, ADR	894,000	23,825,100
Canada--1.7%
Suncor Energy	685,300	21,959,271
China--1.0%
China Shenhua Energy, Cl. H	2,700,000	12,518,864
Denmark--1.9%
Novo Nordisk, Cl. B	222,700	23,768,694
Finland--1.1%
Kone, Cl. B	242,000	14,336,311
France--6.5%
Cie Generale d'Optique Essilor International	286,000	21,930,474
Danone	381,000	26,032,500
L'Oreal	230,000	25,040,509
Vallourec	116,000	10,439,567
		83,443,050
Germany--3.9%
Adidas	370,000	25,769,888
SAP	436,000	23,799,810
		49,569,698
Hong Kong--8.0%
China Mobile	2,518,500	25,554,243
CLP Holdings	2,137,500	19,807,808
CNOOC	12,607,000	25,745,590
Esprit Holdings	5,813,834	16,315,787
Hong Kong & China Gas	6,058,915	14,256,545

		101,679,973
Japan--26.9%
AEON Mall	521,600	11,750,816
Canon	564,500	26,503,559
Chugai Pharmaceutical	628,000	10,940,995
Daikin Industries	361,800	11,340,212
Daito Trust Construction	289,900	26,691,851
Denso	782,500	24,802,501
FANUC	152,000	25,052,109
Honda Motor	684,500	22,116,403
Hoya	588,300	12,884,669
INPEX	3,590	24,145,880
Keyence	76,200	20,331,279
Komatsu	859,600	22,733,316
Mitsubishi Estate	1,477,000	24,189,082
Nintendo	84,200	14,735,275
Shimamura	159,900	15,870,968
Shin-Etsu Chemical	509,400	25,613,034
Tokio Marine Holdings	899,000	24,338,866
		344,040,815
Luxembourg--.8%
Tenaris, ADR	301,300	10,003,160
Singapore--2.0%
DBS Group Holdings	1,162,565	12,790,821
Oversea-Chinese Banking	1,756,414	12,761,457
		25,552,278
Spain--2.1%
Inditex	308,700	26,296,305
Sweden--1.9%
Hennes & Mauritz, Cl. B	774,200	24,123,933
Switzerland--7.0%
Nestle	416,900	25,820,536
Novartis	449,000	26,181,684
Roche Holding	19,000	3,461,190
SGS	8,290	15,430,911
Synthes	107,200a	19,129,317
		90,023,638
Taiwan--1.8%

Taiwan Semiconductor Manufacturing, ADR	1,957,800	23,434,866
United Kingdom--19.4%
BG Group	1,136,000	24,562,959
Burberry Group	529,000	11,824,635
Cairn Energy	3,695,000b	20,081,587
Centrica	5,326,000	25,867,883
HSBC Holdings	2,826,000	24,616,197
Reckitt Benckiser Group	490,000	26,049,868
SABMiller	778,600	28,210,236
Smith & Nephew	2,624,000	26,643,378
Standard Chartered	1,045,100	23,751,116
Tesco	4,360,000	26,795,708
WM Morrison Supermarkets	1,945,000	9,124,637
		247,528,204
Total Common Stocks
(cost $1,159,556,944)		1,221,974,828

Other Investment--2.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $28,700,000)	28,700,000[c]	28,700,000

Total Investments (cost $1,188,256,944)	97.9%	1,250,674,828
Cash and Receivables (Net)	2.1%	26,507,787
Net Assets	100.0%	1,277,182,615

ADR - American Depository Receipts

a	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, this security was valued at $19,129,317 or 1.5% of net assets.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At August 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,188,256,944.

Net unrealized appreciation on investments was $62,417,884 of which $120,445,511 related to appreciated investment securities and $58,027,627 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	15.4
Energy	14.7
Health Care	13.9
Consumer Discretionary	13.1
Financial Services	12.6
Technology	9.5
Industrials	7.8
Utilities	4.7
Money Market Investment	2.2
Materials	2.0
Telecommunication Services	2.0
97.9

† Based on net assets.

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	1,221,974,828	-	-	1,221,974,828
Mutual Funds	28,700,000	-	-	28,700,000

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1---unadjusted quoted prices in active markets for identical investments.

Level 2---other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3---significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 in the hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs/American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors/Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	October 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)